Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	SCT Total for CEO ($)(1) (b)	CAP to CEO ($)(2) (c)	Average SCT Total for (non-CEO) NEOs ($)(1)(3) (d)	Average CAP to (non-CEO) NEOs ($)(2)(3) (e)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) ($)(4) (f)	Net Income (Loss) (in thousands) ($)(5) (g)
2023	5,297,067	6,804,798	1,770,603	2,168,721	98.75	14,084
2022	6,113,122	8,730,830	1,918,984	2,622,018	84.78	183,363
2021	6,588,178	579,468	1,700,470	395,753	66.61	(157,924)

(1)
The dollar amounts reported in column (b) and (d) represent the amount of total compensation reported for our CEO and the average total compensation reported for our remaining NEOs, respectively, for each covered fiscal year in the “Total” column of the SCT for each applicable year. Please refer to “Executive Compensation—2023 Summary Compensation Table.”

(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and NEOs during the applicable fiscal year. The SCT Total to CAP reconciliation is outlined in the tables below.

(3)
In 2023 and 2022, our NEOs (excluding our CEO) were John Paolini and Eben Tessari. In 2021, our NEOs (excluding our CEO) were John Paolini and Arian Pano.

(4)
TSR (column (f)) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between the price of our Class A Shares at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2021) by the price of our Class A Shares at the beginning of the measurement period.

(5)
The dollar amounts reported in column (g) represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year. Our net income in 2022 was primarily attributable to out-licensing activities and the release of our deferred tax asset valuation allowance and should not necessarily be considered indicative of future performance. Our net income in 2023 was materially impacted by the release of our deferred tax asset valuation allowances. For more information, see Notes 12 and 14 to our consolidated financial statements included in our Annual Report filed with the SEC on February 28, 2024.

CEO—SCT Total to CAP Reconciliation(1)
		2021	2022	2023
SCT—Total Compensation	(a)	$6,588,178	$6,113,122	$5,297,067
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” column of the SCT	(b)	(4,979,216)	(4,668,596)	(3,723,986)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	(c)	2,818,653	6,294,377	4,632,687
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	(d)	(3,244,052)	1,223,833	800,197
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(f)	(604,095)	(231,907)	(201,167)
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
CAP		$579,468	$8,730,830	$6,804,798

(1)
Equity Award Valuations—Share option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options held by our CEO that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions: 2021 year-end calculations were based on an expected life of 4.70, volatility of 74.53%, and risk-free rate of 1.2%; 2022 year-end calculations were based on an expected life of 4.82, volatility of 75.15%, and risk-free rate of 4.0%; and 2023 year-end calculations were based on an expected life of 5.24, volatility of 68.29%, and risk-free rate of 3.83%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Average Non-CEO NEO—SCT Total to CAP Reconciliation(1)
		2021	2022	2023
SCT—Total Compensation	(a)	$1,700,470	$1,918,984	$1,770,603
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” column of the SCT	(b)	(1,042,072)	(1,220,258)	(976,063)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	(c)	439,000	1,645,196	1,214,235
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	(d)	(575,861)	344,114	214,562
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(f)	(125,785)	(66,019)	(54,616)
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
CAP		$395,753	$2,622,018	$2,168,721

(1)
Equity Award Valuations—Share option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options held by our remaining NEOs that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions: 2021 year-end calculations were based on an expected life range of 4.29 to 4.67, volatility of 74.35% to 74.54%, and risk-free rate of 1.15% to 1.20%; 2022 year-end calculations were based on an expected life range of 4.78 to 4.83, volatility of 75.13% to 75.14%, and risk-free rate of 4.0%; and 2023 year-end calculations were based on an expected life range of 5.21 to 5.22, volatility of 57.8% to 69.4%, and risk-free rate of 3.83%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Named Executive Officers, Footnote	(3) In 2023 and 2022, our NEOs (excluding our CEO) were John Paolini and Eben Tessari. In 2021, our NEOs (excluding our CEO) were John Paolini and Arian Pano.
PEO Total Compensation Amount	$ 5,297,067	$ 6,113,122	$ 6,588,178
PEO Actually Paid Compensation Amount	$ 6,804,798	8,730,830	579,468
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and NEOs during the applicable fiscal year. The SCT Total to CAP reconciliation is outlined in the tables below.
CEO—SCT Total to CAP Reconciliation(1)
		2021	2022	2023
SCT—Total Compensation	(a)	$6,588,178	$6,113,122	$5,297,067
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” column of the SCT	(b)	(4,979,216)	(4,668,596)	(3,723,986)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	(c)	2,818,653	6,294,377	4,632,687
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	(d)	(3,244,052)	1,223,833	800,197
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(f)	(604,095)	(231,907)	(201,167)
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
CAP		$579,468	$8,730,830	$6,804,798

(1)
Equity Award Valuations—Share option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options held by our CEO that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions: 2021 year-end calculations were based on an expected life of 4.70, volatility of 74.53%, and risk-free rate of 1.2%; 2022 year-end calculations were based on an expected life of 4.82, volatility of 75.15%, and risk-free rate of 4.0%; and 2023 year-end calculations were based on an expected life of 5.24, volatility of 68.29%, and risk-free rate of 3.83%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Non-PEO NEO Average Total Compensation Amount	$ 1,770,603	1,918,984	1,700,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,168,721	2,622,018	395,753
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to our CEO and the average “compensation actually paid” to our remaining NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the CEO and NEOs during the applicable fiscal year. The SCT Total to CAP reconciliation is outlined in the tables below.
Average Non-CEO NEO—SCT Total to CAP Reconciliation(1)
		2021	2022	2023
SCT—Total Compensation	(a)	$1,700,470	$1,918,984	$1,770,603
Grant Date Fair Value of Share Awards and Option Awards Granted in Fiscal Year Reported in the “Stock Awards” column of the SCT	(b)	(1,042,072)	(1,220,258)	(976,063)
Fair Value at Fiscal Year End of Outstanding and Unvested Share Awards and Option Awards Granted in Fiscal Year	(c)	439,000	1,645,196	1,214,235
Change in Fair Value of Outstanding and Unvested Share Awards and Option Awards Granted in Prior Fiscal Years	(d)	(575,861)	344,114	214,562
Fair Value at Vesting of Share Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	—	—	—
Change in Fair Value as of Vesting Date of Share Awards and Option Awards Granted in Prior Fiscal Years That Vested During Fiscal Year	(f)	(125,785)	(66,019)	(54,616)
Fair Value as of Prior Fiscal Year End of Share Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	—	—	—
CAP		$395,753	$2,622,018	$2,168,721

(1)
Equity Award Valuations—Share option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. The valuation assumptions used to calculate the fair values of the share options held by our remaining NEOs that vested during or were outstanding as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant primarily based on the differing option value assumptions: 2021 year-end calculations were based on an expected life range of 4.29 to 4.67, volatility of 74.35% to 74.54%, and risk-free rate of 1.15% to 1.20%; 2022 year-end calculations were based on an expected life range of 4.78 to 4.83, volatility of 75.13% to 75.14%, and risk-free rate of 4.0%; and 2023 year-end calculations were based on an expected life range of 5.21 to 5.22, volatility of 57.8% to 69.4%, and risk-free rate of 3.83%. RSUs and PSU award grants were not valued in a materially different way than the grant date fair value.

Compensation Actually Paid vs. Total Shareholder Return	(1) Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in Kiniksa Bermuda’s Class A Shares on December 31, 2020.
Compensation Actually Paid vs. Net Income

(1)
Our net income in 2022 was primarily attributable to out-licensing activities and the release of our deferred tax asset valuation allowance and should not necessarily be considered indicative of future performance. Our net income in 2023 was materially impacted by the release of our deferred tax asset valuation allowances. For more information, see Notes 12 and 14 to our consolidated financial statements included in our Annual Report filed with the SEC on February 28, 2024.

Total Shareholder Return Amount	$ 98.75	84.78	66.61
Net Income (Loss)	$ 14,084	$ 183,363	$ (157,924)
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Risk Free Interest Rate	3.83%
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Term	5 years 2 months 26 days	4 years 9 months 25 days	4 years 8 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Volatility Rate	68.29%	75.15%	74.53%
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Risk Free Interest Rate	3.83%	4.00%	1.20%
PEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,723,986)	$ (4,668,596)	$ (4,979,216)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,632,687	6,294,377	2,818,653
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,197	1,223,833	(3,244,052)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(201,167)	(231,907)	(604,095)
PEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Risk Free Interest Rate		4.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Term, Minimum	5 years 2 months 15 days	4 years 9 months 10 days	4 years 3 months 14 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Term, Maximum	5 years 2 months 19 days	4 years 9 months 29 days	4 years 8 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Volatility Rate, Minimum	57.80%	75.13%	74.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Expected Volatility Rate, Maximum	69.40%	75.14%	74.54%
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Risk Free Interest Rate, Minimum			1.15%
Share-Based Compensation Arrangement by Share-Based Payment Award, Stock Option, Fair Value Assumptions, Risk Free Interest Rate, Maximum			1.20%
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (976,063)	$ (1,220,258)	$ (1,042,072)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,214,235	1,645,196	439,000
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,562	344,114	(575,861)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(54,616)	(66,019)	(125,785)
Non-PEO NEO [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount